Lease Liabilities (Details) - Schedule of Lease Liabilities at the End of the Reporting Period - Lease liabilities [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Lease Liabilities at the End of the Reporting Period [Line Items]
Depreciation of right-of-use asset	RM 332,249	$ 70,433	RM 424,837
Interest expense on lease liabilities	24,327	5,157	30,288
Lease expense not capitalised in lease liabilities:
-expense relating to short-term lease	269,160	57,059	232,081
Total amount recognised in profit or loss	RM 625,736	$ 132,649	RM 687,206